RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	0.50%
Percentage Of Permanent Financing	99.00%
Accrued Management Fees	$ 10,780,391	$ 14,740,050
Debt Instrument, Decrease, Forgiveness	$ 2,789,397	$ 0